Commitments and contingencies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Commitments And Contingencies 1		885,000
Commitments And Contingencies 2		2,282,000
Commitments And Contingencies 3		3,470,000
Commitments And Contingencies 4	557,000
Commitments And Contingencies 5		38,537,000
Commitments And Contingencies 6	6,186,000
Commitments And Contingencies 7		15,100,000
Commitments And Contingencies 8	$ 2,400,000